Pension Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension Plans

NOTE 6. PENSION PLANS

We have noncontributory defined benefit pension plans outside of the United States. The following sets forth the components of our net periodic pension costs associated with these plans ($ in millions):

	Three Months Ended
	March 31, 2017	April 1, 2016
Service cost	$1.0	$0.8
Interest cost	1.4	1.9
Expected return on plan assets	(1.8)	(2.0)
Amortization of net loss	1.1	1.3

Net periodic pension cost	$1.7	$2.0

Net periodic pension costs are included in cost of sales and selling, general and administrative expenses in the accompanying Consolidated and Combined Condensed Statements of Earnings.

Employer Contributions

During 2017, our cash contribution requirements for our defined benefit pension plans are expected to be approximately $10 million. The ultimate amounts to be contributed depend upon, among other things, legal requirements, underlying asset returns, the plan’s funded status, the anticipated tax deductibility of the contribution, local practices, market conditions, interest rates and other factors.

NOTE 11. PENSION PLANS

We administer and maintain 401(k) Programs. Contributions are determined based on a percentage of compensation. We recognized compensation expense for our participating U.S. employees in the 401(k) Programs totaling $50 million in 2016, $26 million in 2015 and $24 million in 2014.

Certain of our non-U.S. employees participate in noncontributory defined benefit pension plans. In general, our policy is to fund these plans based on considerations relating to legal requirements, underlying asset returns, the plan’s funded status, the anticipated deductibility of the contribution, local practices, market conditions, interest rates and other factors.

The following sets forth the funded status of our non-U.S. plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	2016	2015
Change in pension benefit obligation:
Benefit obligation at beginning of year	$326.9	$375.1
Service cost	3.5	4.9
Interest cost	7.4	8.4
Employee contributions	1.5	1.1
Benefits paid and other	(12.8)	(10.4)
Plan combinations/acquisitions	2.8	(5.9)
Actuarial loss (gain)	32.2	(17.0)
Amendments, settlements and curtailments	(1.6)	(1.7)
Foreign exchange rate impact	(24.5)	(27.6)

Benefit obligation at end of year	335.4	326.9

Change in plan assets:
Fair value of plan assets at beginning of year	196.7	214.9
Actual return on plan assets	17.9	(0.4)
Employer contributions	10.7	10.8
Employee contributions	1.5	1.1
Amendments and settlements	(0.5)	(1.7)
Benefits paid and other	(12.8)	(10.4)
Plan combinations/acquisitions	1.8	(3.4)
Foreign exchange rate impact	(17.2)	(14.2)

Fair value of plan assets at end of year	198.1	196.7

Funded status	$(137.3)	$(130.2)

Weighted average assumptions used to determine benefit obligations at date of measurement

	2016	2015
Discount rate	1.91%	2.65%
Rate of compensation increase	2.89%	2.77%

Components of net periodic pension cost

($ in millions)	2016	2015
Service cost	$3.5	$4.9
Interest cost	7.4	8.4
Expected return on plan assets	(8.1)	(8.9)
Amortization of net loss	5.5	6.9

Net periodic pension cost	$8.3	$11.3

Net periodic pension costs are included in cost of sales and SG&A in the accompanying Consolidated and Combined Statements of Earnings according to the classification of the participant’s compensation.

Weighted average assumptions used to determine net periodic pension cost at date of measurement

	2016	2015
Discount rate	2.63%	2.41%
Expected return on plan assets	4.19%	4.30%
Rate of compensation increase	2.77%	2.83%

The discount rate reflects the market rate on December 31 for high-quality fixed-income investments with maturities corresponding to our benefit obligations and is subject to change each year. The rates appropriate for each plan are determined based on investment grade instruments with maturities approximately equal to the average expected benefit payout under the plan.

Included in accumulated other comprehensive income (loss) as of December 31, 2016 are the following amounts that have not yet been recognized in net periodic pension cost: unrecognized prior service credits of $0.2 million ($0.2 million, net of tax) and unrecognized actuarial losses of approximately $97 million ($74 million, net of tax). The unrecognized losses are calculated as the difference between the actuarially determined projected benefit obligation, the value of the plan assets and the accumulated contributions in excess of net periodic pension costs as of December 31, 2016. The prior service credits and actuarial losses included in accumulated other comprehensive income (loss) and expected to be recognized in net periodic pension costs during the year ending December 31, 2017 is $0.1 million ($0.1 million, net of tax) and $4 million ($3 million, net of tax), respectively. No plan assets are expected to be returned to us during the year ending December 31, 2017.

Selection of Expected Rate of Return on Assets

The expected rate of return reflects the asset allocation of the plans. This rate is based primarily on broad publicly-traded-equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. The expected rate of return on asset assumptions for the plans were determined on a plan-by-plan basis based on the composition of assets and ranged from 1.75% to 6.00% and 2.25% to 6.00% in 2016 and 2015, respectively.

Plan Assets

Plan assets are invested in various insurance contracts and equity and debt securities as determined by the administrator of each plan. Some of these investments, consisting of mutual funds and other private investments, are valued using the net asset value (“NAV”) method as a practical expedient. The investments valued using the NAV method are allocated across a broad array of funds and diversify the portfolio. The value of the plan assets directly affects the funded status of our pension plans recorded in the financial statements.

The fair values of our pension plan assets as of December 31, 2016, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$4.4	$—	$—	$4.4
Fixed income securities:
Corporate bonds	—	0.3	—	0.3
Mutual funds	—	7.7	—	7.7
Insurance contracts	—	1.4	—	1.4

Total	$4.4	$9.4	$—	$13.8
Investments measured at NAV(a):
Mutual funds				179.8
Other private investments				4.5

Total assets at fair value				$198.1

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total fair value of plan assets.

The fair values of our pension plan assets as of December 31, 2015, by asset category were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and equivalents	$2.9	$—	$—	$2.9
Fixed income securities:
Corporate bonds	—	(0.1)	—	(0.1)
Mutual funds	—	7.5	—	7.5
Insurance contracts	—	1.5	—	1.5

Total	$2.9	$8.9	$—	$11.8
Investments measured at NAV(a):
Mutual funds				179.6
Other private investments				5.3

Total assets at fair value				$196.7

(a)	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total fair value of plan assets.

Certain mutual funds are valued at the quoted closing price reported on the active market on which the individual securities are traded. Common stock, corporate bonds and mutual funds that are not traded on an active market are valued at quoted prices reported by investment brokers and dealers based on the underlying terms of the security and comparison to similar securities traded on an active market.

Certain mutual funds and other private investments are valued using NAV based on the information provided by the asset fund managers, which reflects the plan’s share of the fair value of the net assets of the investment. Depending on the nature of the assets, the underlying investments are valued using a combination of either discounted cash flows, earnings and market multiples, third party appraisals or through reference to the quoted market prices of the underlying investments held by the venture, partnership or private entity where available. In addition, some of these investments have limits on their redemption to monthly, quarterly, semiannually or annually and may require up to 90 days prior written notice. Valuation adjustments reflect changes in operating results, financial condition or prospects of the applicable portfolio company.

The methods described above may produce a fair value estimate that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe the valuation methods are appropriate and consistent with the methods used by other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Expected Contributions

During 2016, we contributed $11 million to our non-U.S. defined benefit pension plans. During 2017, our cash contribution requirements for our non-U.S. defined benefit pension plans are expected to be approximately $10 million.

The following sets forth benefit payments to participants, which reflect expected future service, as appropriate, expected to be paid by the plans in the periods indicated ($ in millions):

2017	$12.0
2018	12.4
2019	12.4
2020	12.7
2021	12.7
2022-2026	68.9